Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 - Significant Accounting Policies

Except as described below, the accounting policies of the Group in these condensed consolidated interim financial statements are the same as those applied in the Annual Financial Statements.

Below is a description of the essence of the change made in the accounting policies used in the condensed consolidated interim financial statement and its effect:

a.	During January 2018, after considering business developments, the increase in revenue from printer sales, the increase in the Company’s marketing activities in the United States and in recent fundraising, the Company’s functional and presentation currency has been changed from NIS to U.S. dollars, effective January 1, 2018. The change in functional currency is accounted for prospectively from that date. The effects of changes in the foreign exchange rates have been applied retrospectively as if the U.S. dollar had always been the Company’s presentation currency. Accordingly, comparative profit or loss figures have been translated into U.S. dollars using average exchange rates for the reporting periods. Comparative assets and liabilities figures have been translated into the presentation currency at the rate of exchange prevailing at the reporting date. Components of equity have been translated at the exchange rates prevailing at the dates of the relevant transactions. The exchange rate differences arising on translation have been recorded as a part of the equity as “presentation currency translation reserve.”

b.

Application of a new standard effective January 1, 2018

IFRS 9 (2014), Financial Instruments

As from January 2018 the Group applies IFRS 9 (2014), Financial Instruments, which replaces IAS 39, Financial Instruments: Recognition and Measurement. The Group has examined the effects of applying IFRS 9 (2014), and has determined that there is no material effect on the financial statements.

c.

New standard not yet adopted

IFRS 16, Leases

Further to that mentioned in the disclosure on new standards and interpretations not yet adopted in the note regarding significant accounting policies in the Annual Financial Statements, the Group has commenced examining the effects of applying IFRS 16 on the financial statements of 2019, and in its opinion the effect on the financial statements will be immaterial.